Average Annual Total Returns - ETF - Vanguard Short-Term Bond Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Bloomberg Barclays U.S. 1-5 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. 1-5 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. 1-5 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	4.67%	2.70%	2.09%	3.90%	1.91%	1.39%	2.76%	1.72%	1.32%	4.70%	2.69%	2.09%	4.71%	2.77%	2.19%	7.75%	4.53%	3.89%